UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21676
Investment Company Act File Number
Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Buy-Write Income Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.8%

Security	Shares	Value
Aerospace & Defense — 2.9%
Boeing Co. (The)	26,422	$1,598,795
Honeywell International, Inc.	55,258	2,426,379
Huntington Ingalls Industries, Inc.(1)	3,600	87,588
Northrop Grumman Corp.	21,600	1,126,656
Rockwell Collins, Inc.	16,000	844,160
Textron, Inc.	11,648	205,471
United Technologies Corp.	44,353	3,120,677

		$9,409,726

Air Freight & Logistics — 1.3%
CH Robinson Worldwide, Inc.	15,365	$1,052,042
Expeditors International of Washington, Inc.	21,522	872,717
United Parcel Service, Inc., Class B	36,126	2,281,357

		$4,206,116

Airlines — 0.1%
Southwest Airlines Co.	36,616	$294,393

		$294,393

Auto Components — 0.6%
Dana Holding Corp.(1)	31,658	$332,409
Goodyear Tire & Rubber Co. (The)(1)	13,476	135,973
Johnson Controls, Inc.	37,662	993,147
Lear Corp.	8,572	367,739

		$1,829,268

Automobiles — 0.2%
Ford Motor Co.(1)	83,365	$806,140

		$806,140

Beverages — 2.9%
Coca-Cola Co. (The)	86,673	$5,855,628
PepsiCo, Inc.	55,700	3,447,830

		$9,303,458

Biotechnology — 1.4%
Amgen, Inc.	32,247	$1,771,973
Celgene Corp.(1)	32,350	2,003,112
Gilead Sciences, Inc.(1)	21,919	850,457

		$4,625,542

Capital Markets — 1.4%
Greenhill & Co., Inc.	14,014	$400,660
Invesco, Ltd.	38,480	596,825
Legg Mason, Inc.	18,049	464,040
Morgan Stanley	71,870	970,245
State Street Corp.	27,413	881,602
T. Rowe Price Group, Inc.	28,399	1,356,620

		$4,669,992

Chemicals — 1.3%
Dow Chemical Co. (The)	40,267	$904,397
E.I. Du Pont de Nemours & Co.	51,275	2,049,462

Security	Shares	Value
Eastman Chemical Co.	1,804	$123,628
Sherwin-Williams Co. (The)	13,337	991,206

		$4,068,693

Commercial Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA ADR	36,793	$299,127
Bank of Montreal	4,957	276,848
Fifth Third Bancorp	91,535	924,504
First Horizon National Corp.	16,952	101,034
KeyCorp	25,580	151,689
M&T Bank Corp.	12,600	880,740
PNC Financial Services Group, Inc.	14,634	705,213
Royal Bank of Scotland Group PLC ADR(1)	8,242	58,765
U.S. Bancorp	53,344	1,255,718
Wells Fargo & Co.	219,413	5,292,242

		$9,945,880

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	15,307	$383,900
RR Donnelley & Sons Co.	10,000	141,200
Waste Management, Inc.	39,000	1,269,840

		$1,794,940

Communications Equipment — 2.6%
Aviat Networks, Inc.(1)	6,710	$15,768
Brocade Communications Systems, Inc.(1)	42,403	183,181
Cisco Systems, Inc.	222,878	3,452,380
Harris Corp.	23,222	793,496
QUALCOMM, Inc.	82,146	3,994,760

		$8,439,585

Computers & Peripherals — 4.5%
Apple, Inc.(1)	30,468	$11,613,793
Hewlett-Packard Co.	103,916	2,332,914
QLogic Corp.(1)	20,459	259,420
SanDisk Corp.(1)	8,289	334,461

		$14,540,588

Consumer Finance — 1.0%
American Express Co.	49,193	$2,208,765
Discover Financial Services	40,754	934,897

		$3,143,662

Containers & Packaging — 0.2%
Sealed Air Corp.	49,091	$819,820

		$819,820

Distributors — 0.5%
Genuine Parts Co.	34,078	$1,731,162

		$1,731,162

Diversified Financial Services — 2.8%
Bank of America Corp.	274,847	$1,682,064
Citigroup, Inc.	31,921	817,816
CME Group, Inc.	3,193	786,755
JPMorgan Chase & Co.	158,700	4,780,044
Moody’s Corp.	29,272	891,332

		$8,958,011

Diversified Telecommunication Services — 3.7%
AT&T, Inc.	190,600	$5,435,912
Frontier Communications Corp.	167,840	1,025,502

Security	Shares	Value
Verizon Communications, Inc.	134,938	$4,965,719
Windstream Corp.	46,200	538,692

		$11,965,825

Electric Utilities — 1.0%
Duke Energy Corp.	88,867	$1,776,451
Edison International	20,090	768,442
FirstEnergy Corp.	10,281	461,720
Pinnacle West Capital Corp.	7,168	307,794

		$3,314,407

Electrical Equipment — 0.7%
Emerson Electric Co.	53,488	$2,209,589

		$2,209,589

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	90,675	$1,120,743
Molex, Inc.	13,181	268,497

		$1,389,240

Energy Equipment & Services — 2.0%
Baker Hughes, Inc.	12,214	$563,798
Diamond Offshore Drilling, Inc.	13,574	743,041
Halliburton Co.	62,164	1,897,245
Schlumberger, Ltd.	56,392	3,368,294

		$6,572,378

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	86,869	$2,917,061
Wal-Mart Stores, Inc.	81,955	4,253,464
Walgreen Co.	27,903	917,730

		$8,088,255

Food Products — 2.2%
ConAgra Foods, Inc.	36,224	$877,345
General Mills, Inc.	19,286	741,932
Green Mountain Coffee Roasters, Inc.(1)	15,366	1,428,116
Kellogg Co.	31,044	1,651,230
Kraft Foods, Inc., Class A	54,344	1,824,872
Tyson Foods, Inc., Class A	28,696	498,163

		$7,021,658

Gas Utilities — 0.2%
Nicor, Inc.	11,699	$643,562

		$643,562

Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	42,233	$2,370,961
Boston Scientific Corp.(1)	94,420	558,022
Covidien PLC	24,361	1,074,320
Medtronic, Inc.	41,406	1,376,335
Stryker Corp.	4,220	198,889
Zimmer Holdings, Inc.(1)	5,294	283,229

		$5,861,756

Health Care Providers & Services — 1.9%
Catalyst Health Solutions, Inc.(1)	5,847	$337,313
HCA Holdings, Inc.(1)	12,216	246,274
Humana, Inc.	5,455	396,742
Medco Health Solutions, Inc.(1)	26,655	1,249,853
MEDNAX, Inc.(1)	4,666	292,278
Quest Diagnostics, Inc.	21,510	1,061,734
Team Health Holdings, Inc.(1)	8,564	140,621

Security	Shares	Value
UnitedHealth Group, Inc.	49,739	$2,293,963
VCA Antech, Inc.(1)	18,558	296,557

		$6,315,335

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	43,448	$3,815,603
Wyndham Worldwide Corp.	26,139	745,223

		$4,560,826

Household Durables — 0.5%
Leggett & Platt, Inc.	11,383	$225,270
Lennar Corp., Class A	21,018	284,584
Newell Rubbermaid, Inc.	76,798	911,592
Pulte Group, Inc.(1)	13,636	53,862

		$1,475,308

Household Products — 2.0%
Clorox Co. (The)	14,825	$983,342
Kimberly-Clark Corp.	19,850	1,409,549
Procter & Gamble Co.	65,845	4,160,087

		$6,552,978

Industrial Conglomerates — 1.4%
3M Co.	17,125	$1,229,404
General Electric Co.	225,767	3,440,689

		$4,670,093

Insurance — 4.0%
ACE, Ltd.	14,012	$849,127
Allstate Corp. (The)	8,347	197,740
AON Corp.	15,101	633,940
Berkshire Hathaway, Inc., Class B(1)	34,964	2,483,843
Cincinnati Financial Corp.	23,600	621,388
Genworth Financial, Inc., Class A(1)	4,317	24,780
Hartford Financial Services Group, Inc.	12,039	194,309
Marsh & McLennan Cos., Inc.	50,188	1,331,989
MetLife, Inc.	51,866	1,452,767
Principal Financial Group, Inc.	44,928	1,018,518
Prudential Financial, Inc.	28,337	1,327,872
Travelers Companies, Inc. (The)	43,007	2,095,731
XL Group PLC	38,726	728,049

		$12,960,053

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(1)	5,804	$1,254,999
priceline.com, Inc.(1)	2,341	1,052,186

		$2,307,185

Internet Software & Services — 2.2%
AOL, Inc.(1)	2,315	$27,780
Google, Inc., Class A(1)	10,119	5,205,011
VeriSign, Inc.	43,013	1,230,602
Yahoo! Inc.(1)	47,544	625,679

		$7,089,072

IT Services — 3.0%
Computer Sciences Corp.	26,107	$700,973
Fidelity National Information Services, Inc.	26,132	635,530
International Business Machines Corp.	33,173	5,806,270
MasterCard, Inc., Class A	7,359	2,333,981
SAIC, Inc.(1)	8,928	105,440

		$9,582,194

Security	Shares	Value
Leisure Equipment & Products — 0.5%
Mattel, Inc.	59,998	$1,553,348

		$1,553,348

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(1)	17,303	$540,719
Thermo Fisher Scientific, Inc.(1)	3,866	195,774

		$736,493

Machinery — 1.1%
Caterpillar, Inc.	31,778	$2,346,488
Eaton Corp.	9,192	326,316
Snap-On, Inc.	6,380	283,272
Stanley Black & Decker, Inc.	10,773	528,954

		$3,485,030

Marine — 0.0%(2)
Kirby Corp.(1)	1,985	$104,490

		$104,490

Media — 3.8%
CBS Corp., Class B	64,211	$1,308,620
Comcast Corp., Class A	121,712	2,543,781
McGraw-Hill Cos., Inc. (The)	51,266	2,101,906
Omnicom Group, Inc.	40,818	1,503,735
Scripps Networks Interactive, Class A	8,535	317,246
Time Warner, Inc.	25,474	763,456
Time Warner Cable, Inc.	9,267	580,763
Walt Disney Co. (The)	102,056	3,078,009

		$12,197,516

Metals & Mining — 1.1%
Allegheny Technologies, Inc.	16,248	$601,014
Cliffs Natural Resources, Inc.	4,838	247,560
Freeport-McMoRan Copper & Gold, Inc.	56,000	1,705,200
Newmont Mining Corp.	9,148	575,409
Nucor Corp.	18,291	578,727

		$3,707,910

Multi-Utilities — 2.9%
Centerpoint Energy, Inc.	17,504	$343,428
CMS Energy Corp.	91,625	1,813,259
Dominion Resources, Inc.	17,163	871,366
DTE Energy Co.	10,342	506,965
Integrys Energy Group, Inc.	10,554	513,135
NiSource, Inc.	49,999	1,068,979
Public Service Enterprise Group, Inc.	69,335	2,313,709
TECO Energy, Inc.	92,229	1,579,883
Xcel Energy, Inc.	12,009	296,502

		$9,307,226

Multiline Retail — 1.2%
Kohl’s Corp.	26,447	$1,298,548
Macy’s, Inc.	72,452	1,906,936
Nordstrom, Inc.	12,248	559,489

		$3,764,973

Oil, Gas & Consumable Fuels — 9.9%
Alpha Natural Resources, Inc.(1)	12,635	$223,513
Chevron Corp.	65,682	6,076,899
ConocoPhillips	66,837	4,232,119
El Paso Corp.	53,383	933,135
EOG Resources, Inc.	20,592	1,462,238
Exxon Mobil Corp.	168,492	12,237,574

Security	Shares	Value
Occidental Petroleum Corp.	41,073	$2,936,720
Peabody Energy Corp.	15,263	517,110
Range Resources Corp.	22,418	1,310,556
Tesoro Corp.(1)	25,722	500,807
Williams Cos., Inc.	72,366	1,761,388

		$32,192,059

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	21,446	$526,714

		$526,714

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc. (The), Class A	1,663	$146,078

		$146,078

Pharmaceuticals — 7.1%
Abbott Laboratories	81,588	$4,172,410
Bristol-Myers Squibb Co.	83,905	2,632,939
Johnson & Johnson	110,764	7,056,774
Merck & Co., Inc.	149,461	4,888,869
Pfizer, Inc.	222,842	3,939,847
Warner Chilcott PLC, Class A(1)	23,015	329,115

		$23,019,954

Professional Services — 0.3%
Dun & Bradstreet Corp.	1,472	$90,175
Manpower, Inc.	4,353	146,348
Robert Half International, Inc.	28,288	600,271

		$836,794

Real Estate Investment Trusts (REITs) — 1.6%
Apartment Investment & Management Co., Class A	12,428	$274,907
AvalonBay Communities, Inc.	11,002	1,254,778
Equity Residential	14,774	766,327
Host Hotels & Resorts, Inc.	65,976	721,778
Kimco Realty Corp.	78,276	1,176,488
Plum Creek Timber Co., Inc.	12,612	437,763
ProLogis, Inc.	23,932	580,351

		$5,212,392

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	19,604	$263,870

		$263,870

Road & Rail — 0.8%
J.B. Hunt Transport Services, Inc.	3,521	$127,179
Kansas City Southern(1)	13,949	696,892
Norfolk Southern Corp.	28,268	1,724,913

		$2,548,984

Semiconductors & Semiconductor Equipment — 2.3%
Analog Devices, Inc.	24,272	$758,500
Applied Materials, Inc.	15,313	158,490
Broadcom Corp., Class A(1)	42,173	1,403,939
Cirrus Logic, Inc.(1)	8,422	124,140
Cypress Semiconductor Corp.(1)	32,222	482,363
Intel Corp.	154,529	3,296,104
Microchip Technology, Inc.	15,385	478,627
Micron Technology, Inc.(1)	56,773	286,136
Teradyne, Inc.(1)	32,470	357,495

		$7,345,794

Security	Shares	Value
Software — 3.9%
Concur Technologies, Inc.(1)	33,500	$1,246,870
Microsoft Corp.	287,979	7,167,797
Oracle Corp.	103,117	2,963,583
Quest Software, Inc.(1)	11,338	180,047
Symantec Corp.(1)	56,043	913,501

		$12,471,798

Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	5,734	$352,985
Advance Auto Parts, Inc.	4,927	286,259
Home Depot, Inc.	65,676	2,158,770
Limited Brands, Inc.	35,932	1,383,741
RadioShack Corp.	19,049	221,349
Staples, Inc.	67,464	897,271
Tiffany & Co.	14,641	890,466

		$6,190,841

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	4,244	$219,966
Hanesbrands, Inc.(1)	6,900	172,569
NIKE, Inc., Class B	7,588	648,850

		$1,041,385

Thrifts & Mortgage Finance — 0.3%
BankUnited, Inc.	24,813	$515,118
Hudson City Bancorp, Inc.	67,464	381,846

		$896,964

Tobacco — 2.2%
Altria Group, Inc.	50,128	$1,343,932
Philip Morris International, Inc.	73,821	4,604,954
Reynolds American, Inc.	27,499	1,030,662

		$6,979,548

Trading Companies & Distributors — 0.1%
Fastenal Co.	10,080	$335,462

		$335,462

Total Common Stocks (identified cost $281,247,264)		$326,032,313

Call Options Written — (1.2)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value
S&P 500 Index	1,275	$1,175	10/22/11	$(2,792,250)
S&P 500 Index	1,410	1,225	10/22/11	(944,700)

Total Call Options Written (premiums received $8,951,797)				$(3,736,950)

Other Assets, Less Liabilities — 0.4%				$1,081,494

Net Assets — 100.0%				$323,376,857

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$281,233,645

Gross unrealized appreciation	$56,666,933
Gross unrealized depreciation	(11,868,265)

Net unrealized appreciation	$44,798,668

Written call options activity for the fiscal year to date ended September 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	2,960	$5,118,535
Options written	24,180	43,640,557
Options terminated in closing purchase transactions	(20,885)	(33,203,529)
Options expired	(3,570)	(6,603,766)

Outstanding, end of period	2,685	$8,951,797

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,736,950.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$326,032,313	$—	$—	$326,032,313

Total Investments	$326,032,313	$—	$—	$326,032,313

Liability Description

Call Options Written	$(3,736,950)	$—	$—	$(3,736,950)

Total	$(3,736,950)	$—	$—	$(3,736,950)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President
Date: November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: November 23, 2011